Quarterly Holdings Report
for

Fidelity® International Sustainability Index Fund

January 31, 2020

ISY-QTLY-0320
1.9887356.102

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.6%
		Shares	Value
Australia - 5.9%
AMP Ltd.		26,818	$32,361
APA Group unit		9,310	69,905
ASX Ltd.		1,600	90,521
Aurizon Holdings Ltd.		15,878	56,915
Australia & New Zealand Banking Group Ltd.		23,084	392,944
Bendigo & Adelaide Bank Ltd.		4,362	30,119
BlueScope Steel Ltd.		4,084	38,222
Boral Ltd.		9,440	31,110
Brambles Ltd.		12,923	107,938
Coca-Cola Amatil Ltd.		4,008	31,847
Cochlear Ltd.		475	75,652
Coles Group Ltd.		9,263	101,643
Commonwealth Bank of Australia		14,392	814,839
Computershare Ltd.		3,915	46,229
CSL Ltd.		3,703	761,591
DEXUS Property Group unit		9,102	76,804
Fortescue Metals Group Ltd.		11,254	83,368
Goodman Group unit		13,453	133,184
Harvey Norman Holdings Ltd.		4,785	13,428
Insurance Australia Group Ltd.		18,932	89,020
Lendlease Group unit		4,446	53,398
Macquarie Group Ltd.		2,641	252,348
Mirvac Group unit		32,279	72,820
National Australia Bank Ltd.		23,473	400,969
Newcrest Mining Ltd.		6,285	125,826
Orica Ltd.		3,017	45,582
Origin Energy Ltd.		14,400	77,899
Ramsay Health Care Ltd.		1,279	67,278
SEEK Ltd.		2,654	39,790
SP AusNet		16,012	18,869
Stockland Corp. Ltd. unit		19,717	64,460
Sydney Airport unit		8,748	48,657
Telstra Corp. Ltd.		34,006	86,714
The GPT Group unit		15,498	61,838
Transurban Group unit		22,021	229,542
Wesfarmers Ltd.		9,219	276,589
Westpac Banking Corp.		28,418	474,906
Woodside Petroleum Ltd.		7,649	175,243
WorleyParsons Ltd.		2,701	26,998

TOTAL AUSTRALIA			5,677,366

Austria - 0.1%
Andritz AG		589	23,229
OMV AG		1,203	60,025
Voestalpine AG		951	23,119

TOTAL AUSTRIA			106,373

Bailiwick of Jersey - 0.3%
Ferguson PLC		1,867	167,660
Polymetal International PLC		1,723	29,163
WPP PLC		10,311	128,202

TOTAL BAILIWICK OF JERSEY			325,025

Belgium - 0.4%
Colruyt NV		456	22,834
KBC Groep NV		2,048	150,499
Solvay SA Class A		618	64,112
Titan Cement International Trading SA (a)		385	7,882
Titan Cement International Trading SA (a)		20	415
UCB SA		1,054	97,115
Umicore SA		1,618	74,595

TOTAL BELGIUM			417,452

Bermuda - 0.1%
Alibaba Health Information Technology Ltd. (a)		28,000	39,009
Alibaba Pictures Group Ltd. (a)		120,000	16,975
Beijing Enterprises Water Group Ltd.		38,000	16,899
Neo-China Group (Holdings) Ltd.		3,000	345

TOTAL BERMUDA			73,228

Brazil - 0.9%
Atacadao Distribuicao Comercio e Industria Ltda		3,100	16,352
B2W Companhia Global do Varejo (a)		1,700	28,263
Banco do Brasil SA		7,100	80,473
Banco Santander SA (Brasil) unit		3,300	32,417
BM&F BOVESPA SA		16,900	190,207
BR Malls Participacoes SA		6,300	27,068
Cielo SA		9,800	16,178
Cosan SA Industria e Comercio		1,300	24,193
Energisa SA unit		1,500	19,324
ENGIE Brasil Energia SA		1,650	20,054
Klabin SA unit		5,600	27,133
Localiza Rent A Car SA		4,800	60,109
Lojas Renner SA		6,330	84,915
Natura & Co. Holding SA		5,172	57,461
Notre Dame Intermedica Participacoes SA		4,000	65,577
TIM Participacoes SA		6,700	26,205
Ultrapar Participacoes SA		5,700	33,620
Weg SA		6,640	61,104

TOTAL BRAZIL			870,653

Canada - 6.9%
Agnico Eagle Mines Ltd. (Canada)		1,947	120,345
Algonquin Power & Utilities Corp.		4,230	64,757
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		7,145	238,797
AltaGas Ltd.		2,220	35,747
Aurora Cannabis, Inc. (a)(b)		6,061	11,450
Bank of Montreal		5,232	399,022
Bank of Nova Scotia		9,969	544,476
BlackBerry Ltd. (a)		4,222	25,714
CAE, Inc.		2,216	65,723
Canadian Apartment Properties (REIT) unit		706	30,195
Canadian Imperial Bank of Commerce		3,656	298,138
Canadian National Railway Co.		5,873	548,824
Canadian Tire Ltd. Class A (non-vtg.)		477	51,157
Cenovus Energy, Inc. (Canada)		8,677	75,532
CGI Group, Inc. Class A (sub. vtg.) (a)		1,989	152,294
Cronos Group, Inc. (a)		1,613	11,615
Empire Co. Ltd. Class A (non-vtg.)		1,407	32,639
Enbridge, Inc.		16,494	670,653
First Capital Realty, Inc. unit		1,034	16,931
Fortis, Inc.		3,622	157,973
Franco-Nevada Corp.		1,545	175,619
Gildan Activewear, Inc.		1,634	45,276
Loblaw Companies Ltd.		1,470	76,910
Lundin Mining Corp.		5,359	28,103
Magna International, Inc. Class A (sub. vtg.)		2,451	124,254
Metro, Inc. Class A (sub. vtg.)		2,131	86,873
Nutrien Ltd.		4,703	200,750
Open Text Corp.		2,230	100,362
PrairieSky Royalty Ltd.		1,829	20,053
Rogers Communications, Inc. Class B (non-vtg.)		2,984	149,403
Shopify, Inc. Class A (a)		818	380,957
Sun Life Financial, Inc.		4,839	227,507
Suncor Energy, Inc.		12,770	390,318
Teck Resources Ltd. Class B (sub. vtg.)		3,973	51,336
TELUS Corp.		1,597	64,018
The Toronto-Dominion Bank		14,836	819,937
West Fraser Timber Co. Ltd.		459	18,389
Wheaton Precious Metals Corp.		3,669	108,013
WSP Global, Inc.		887	63,036

TOTAL CANADA			6,683,096

Cayman Islands - 6.3%
3SBio, Inc. (a)(c)		11,000	13,972
51job, Inc. sponsored ADR (a)		217	15,657
AAC Technology Holdings, Inc.		6,000	42,203
Alibaba Group Holding Ltd. sponsored ADR (a)		13,778	2,846,397
ASM Pacific Technology Ltd.		2,400	32,339
Baozun, Inc. sponsored ADR (a)(b)		314	9,455
Chailease Holding Co. Ltd.		10,262	42,321
China Aoyuan Property Group Ltd.		10,000	13,327
China Conch Venture Holdings Ltd.		13,000	57,806
China First Capital Group Ltd. (a)		18,000	578
China Medical System Holdings Ltd.		11,000	14,640
China Mengniu Dairy Co. Ltd.		22,000	80,686
China Zhongwang Holdings Ltd.		12,000	3,973
Country Garden Services Holdings Co. Ltd.		10,000	32,307
Dali Foods Group Co. Ltd. (c)		14,000	9,846
ENN Energy Holdings Ltd.		6,300	73,237
Geely Automobile Holdings Ltd.		41,000	64,969
Genscript Biotech Corp. (a)		8,000	18,311
Greentown Service Group Co. Ltd.		8,000	8,440
Hutchison China Meditech Ltd. sponsored ADR (a)		514	12,619
Jiayuan International Group Ltd.		3	1
Kingdee International Software Group Co. Ltd.		19,000	20,289
Lee & Man Paper Manufacturing Ltd.		11,000	7,598
Meituan Dianping Class B (a)		8,300	105,077
Pinduoduo, Inc. ADR (a)		1,584	55,788
Shenzhou International Group Holdings Ltd.		6,000	79,319
Shui On Land Ltd.		27,500	5,482
Sino Biopharmaceutical Ltd.		55,500	73,292
SOHO China Ltd.		15,000	5,719
Tencent Holdings Ltd.		46,700	2,227,133
Towngas China Co. Ltd.		6,080	3,767
Vipshop Holdings Ltd. ADR (a)		3,484	44,351
Wuxi Biologics (Cayman), Inc. (a)(c)		4,500	56,915
Yuzhou Properties Co.		14,114	6,512
Zhongsheng Group Holdings Ltd. Class H		4,500	16,562

TOTAL CAYMAN ISLANDS			6,100,888

Chile - 0.2%
Aguas Andinas SA		23,601	8,847
Compania de Petroleos de Chile SA (COPEC)		3,151	28,683
Empresa Nacional de Telecomunicaciones SA (ENTEL) (a)		972	6,376
Empresas CMPC SA		9,247	21,202
Enersis SA		298,953	58,909
LATAM Airlines Group SA		2,409	20,011
S.A.C.I. Falabella		6,142	24,098

TOTAL CHILE			168,126

China - 1.4%
Air China Ltd.:
(A Shares)		1,500	1,667
(H Shares)		18,000	14,772
Baic Motor Corp. Ltd. (H Shares) (c)		16,000	7,886
Bank of Shanghai Co. Ltd. (A Shares)		3,290	4,154
BBMG Corp.:
(A Shares)		5,200	2,501
(H Shares)		29,000	7,748
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (A Shares)		700	2,688
Beijing Originwater Technology Co. Ltd. (A Shares)		2,200	2,637
Beijing Sanju Environmental Protection and New Material Co. Ltd. (A Shares)		2,100	1,835
BYD Co. Ltd.:
(A Shares)		400	3,364
(H Shares)		6,000	31,235
China CITIC Bank Corp. Ltd. (H Shares)		73,000	38,107
China Construction Bank Corp. (H Shares)		786,000	595,424
China Eastern Airlines Corp. Ltd.:
(A Shares) (a)		2,000	1,396
(H Shares) (a)		22,000	10,017
China Everbright Bank Co. Ltd. (H Shares)		29,000	11,634
China International Marine Containers Group Co. Ltd.		480	630
China Jushi Co. Ltd. (A Shares)		1,800	2,516
China Longyuan Power Grid Corp. Ltd. (H Shares)		28,000	16,555
China Meheco Co. Ltd. (A Shares)		700	1,318
China Merchants Bank Co. Ltd. (H Shares)		32,000	154,290
China Merchants Securities Co. Ltd. (A Shares)		1,000	2,626
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)		2,900	7,371
China Minsheng Banking Corp. Ltd. (H Shares)		58,500	40,840
China Molybdenum Co. Ltd.:
(H Shares)		36,000	13,204
Class A		4,900	2,791
China Shenhua Energy Co. Ltd.:
(A Shares)		1,700	4,160
(H Shares)		28,000	49,205
China Vanke Co. Ltd.:
(A Shares)		3,500	14,143
(H Shares)		13,200	46,535
Contemporary Amperex Technology Co. Ltd.		900	16,433
COSCO Shipping Development Co. Ltd. (A Shares)		1,500	514
Eve Energy Co. Ltd. (A shares) (a)		400	3,385
GEM Co. Ltd. (A Shares)		2,400	1,948
Grandjoy Holdings Group Co. Ltd.		1,900	1,716
Greenland Holdings Corp. Ltd. (A Shares)		3,000	2,761
Guangzhou Automobile Group Co. Ltd.		2,100	3,233
Guangzhou Automobile Group Co. Ltd. (H Shares)		23,200	23,252
Guoxuan High Tech Co. Ltd. (A Shares)		1,100	3,917
Hangzhou Robam Appliances Co. Ltd. (A Shares)		300	1,382
Hengli Petrochemical Co. Ltd. (A Shares)		2,600	6,262
Huadong Medicine Co. Ltd. (A Shares)		480	1,413
Huaneng Renewables Corp. Ltd. (H Shares)		40,000	16,361
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)		13,200	10,334
Jiangsu Expressway Co. Ltd. (H Shares)		12,000	14,868
Jinke Properties Group Co. Ltd. (A Shares)		1,800	1,805
Legend Holdings Corp. (H Shares) (c)		3,800	7,063
NARI Technology Co. Ltd. (A Shares)		2,000	5,152
Oceanwide Holdings Co., Ltd. (A Shares)		2,100	1,353
Offshore Oil Enginering Co. Ltd. (A Shares)		1,000	1,016
Poly Developments & Holdings (A Shares)		5,000	10,643
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		16,000	19,079
Shanghai International Airport Co. Ltd. (A Shares)		200	1,950
Shanghai M&G Stationery, Inc. (A Shares)		400	2,825
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)		1,900	5,104
(H Shares)		7,000	13,036
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. (A Shares)		400	964
Shenzhen Expressway Co. Ltd. (H Shares)		6,000	7,763
Shenzhen Inovance Technology Co. Ltd. (A Shares)		600	2,479
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. (A Shares)		1,600	918
Siasun Robot & Automation Co. Ltd. (A Shares) (a)		1,400	2,990
Sichuan Chuantou Energy Co. Ltd. (A Shares)		1,900	2,482
Sinochem International Corp. (A Shares)		2,100	1,549
Sinopharm Group Co. Ltd. (H Shares)		10,800	35,142
Sinotrans Ltd.		2,800	1,639
Sinotrans Ltd. (H Shares)		15,000	4,590
Suning.com Co. Ltd. (A Shares)		4,100	5,740
TBEA Co. Ltd. (A Shares)		1,000	902
TCL Corp. (A Shares)		2,800	1,977
Tongkun Group Co. Ltd. (A Shares)		1,100	2,150
Transfar Zhilian Co. Ltd.		1,200	1,205
Tus-Sound Environmental Resources Co. Ltd. (A Shares)		500	614
Wanxiang Qianchao Co. Ltd. (A Shares)		600	502
Xiamen Tungsten Co. Ltd. (A Shares)		700	1,241
Xinjiang Goldwind Science & Technology Co. Ltd.:
(A Shares)		800	1,320
(H Shares)		8,618	9,030
Xinjiang Zhongtai Chemical Co. Ltd. (A Shares)		900	789
Yunnan Energy New Material Co. Ltd.		300	2,515
Zhejiang Expressway Co. Ltd. (H Shares)		10,000	8,164
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)		260	1,710
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)		1,100	1,948
Zhengzhou Yutong Bus Co. Ltd. (A Shares)		600	1,344
Zoomlion Heavy Industry Science and Technology Co. Ltd.:
(A Shares)		1,600	1,422
(H Shares)		11,200	8,223

TOTAL CHINA			1,381,366

Colombia - 0.0%
Interconexion Electrica SA ESP		3,564	19,592
Inversiones Argos SA		2,561	13,090

TOTAL COLOMBIA			32,682

Czech Republic - 0.1%
Ceske Energeticke Zavody A/S		1,273	27,876
Komercni Banka A/S		597	20,568

TOTAL CZECH REPUBLIC			48,444

Denmark - 1.8%
Christian Hansen Holding A/S		867	64,525
Coloplast A/S Series B		967	122,133
Genmab A/S (a)		538	123,842
H Lundbeck A/S		602	25,624
ISS Holdings A/S		1,255	30,491
Novo Nordisk A/S Series B		14,424	878,013
Novozymes A/S Series B		1,747	91,240
ORSTED A/S (c)		1,538	168,000
Pandora A/S		791	41,018
Tryg A/S		951	28,849
Vestas Wind Systems A/S		1,543	153,170
William Demant Holding A/S (a)		879	28,570

TOTAL DENMARK			1,755,475

Egypt - 0.0%
Commercial International Bank SAE		5,467	29,446
Commercial International Bank SAE sponsored GDR		2,421	12,734

TOTAL EGYPT			42,180

Finland - 0.5%
Metso Corp.		851	30,305
Neste Oyj		3,473	138,200
Nokian Tyres PLC		1,015	27,365
Orion Oyj (B Shares)		850	40,225
Stora Enso Oyj (R Shares)		4,682	61,065
UPM-Kymmene Corp.		4,374	138,399
Wartsila Corp.		3,561	43,739

TOTAL FINLAND			479,298

France - 5.8%
Accor SA		1,395	57,290
Air Liquide SA		3,823	552,766
Atos Origin SA		808	67,334
AXA SA		15,621	415,387
Bouygues SA		1,828	72,437
Carrefour SA		4,974	84,429
Casino Guichard Perrachon SA		432	17,564
CNP Assurances		1,381	24,919
Compagnie de St. Gobain		4,019	151,630
Credit Agricole SA		9,324	125,969
Danone SA		5,005	400,522
Eiffage SA		646	75,048
Essilor International SA		2,300	342,447
Eurazeo SA		317	22,747
Gecina SA		370	69,923
Groupe Eurotunnel SA		3,458	61,170
Ingenico SA		475	55,419
JCDecaux SA		691	18,530
Kering SA		616	379,162
L'Oreal SA		2,054	573,825
Michelin CGDE Series B		1,393	162,215
Natixis SA		7,530	31,926
Orange SA		16,244	229,625
Schneider Electric SA		4,481	446,875
SR Teleperformance SA		476	119,729
Total SA		19,477	948,349
Valeo SA		1,975	58,965
Wendel SA		217	29,024
Worldline SA (a)(c)		7	495

TOTAL FRANCE			5,595,721

Germany - 6.4%
adidas AG		1,468	465,307
Allianz SE		3,449	825,651
BASF AG		7,493	505,753
Bayerische Motoren Werke AG (BMW)		2,630	187,667
Beiersdorf AG		832	94,327
Commerzbank AG		8,029	46,304
Deutsche Borse AG		1,554	253,435
Deutsche Post AG		8,126	284,558
Deutsche Wohnen AG (Bearer)		2,948	124,894
E.ON AG		18,320	207,584
Fraport AG Frankfurt Airport Services Worldwide		338	25,243
HeidelbergCement Finance AG		1,230	83,594
Henkel AG & Co. KGaA		754	69,825
Infineon Technologies AG		10,240	219,985
Merck KGaA		1,077	138,436
Metro Wholesale & Food Specialist AG		1,448	20,226
MTU Aero Engines Holdings AG		426	129,642
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen		1,170	345,548
RWE AG		4,784	166,280
SAP SE		7,998	1,041,590
Siemens AG		6,236	769,137
Symrise AG		1,058	109,053
Telefonica Deutschland Holding AG		7,442	22,557

TOTAL GERMANY			6,136,596

Greece - 0.1%
Alpha Bank AE (a)		11,128	22,387
Hellenic Telecommunications Organization SA		1,942	29,076
Motor Oil (HELLAS) Corinth Refineries SA		542	11,541

TOTAL GREECE			63,004

Hong Kong - 1.7%
BOC Hong Kong (Holdings) Ltd.		31,000	102,473
BYD Electronic International Co. Ltd.		5,500	10,557
China Agri-Industries Holdings Ltd.		16,000	8,546
China Everbright International Ltd.		31,962	22,670
China Overseas Land and Investment Ltd.		32,000	102,862
China Resources Pharmaceutical Group Ltd. (c)		14,500	12,132
CLP Holdings Ltd.		13,500	140,394
CSPC Pharmaceutical Group Ltd.		38,000	83,352
Fosun International Ltd.		22,000	29,094
Hang Seng Bank Ltd.		6,400	129,365
Hong Kong & China Gas Co. Ltd.		82,664	158,192
Hong Kong Exchanges and Clearing Ltd.		9,819	322,627
Lenovo Group Ltd.		58,000	37,845
MTR Corp. Ltd.		12,679	71,112
PCCW Ltd.		35,000	20,614
Shanghai Industrial Holdings Ltd.		7,000	12,330
Shenzhen Investment Ltd.		20,363	7,032
Sino-Ocean Group Holding Ltd.		23,000	8,271
Sinotruk Hong Kong Ltd.		5,000	8,585
Sun Hung Kai Properties Ltd.		13,000	181,095
Swire Pacific Ltd. (A Shares)		4,000	35,123
Swire Properties Ltd.		9,400	29,181
Techtronic Industries Co. Ltd.		11,000	87,770

TOTAL HONG KONG			1,621,222

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		3,291	27,912
OTP Bank PLC		1,845	85,639

TOTAL HUNGARY			113,551

India - 2.7%
Ashok Leyland Ltd.		9,515	10,885
Asian Paints Ltd.		2,263	56,709
Axis Bank Ltd.		17,173	174,807
Bajaj Auto Ltd.		662	29,339
Bharat Petroleum Corp. Ltd.		5,139	32,873
Bharti Airtel Ltd. (a)		19,985	136,854
Britannia Industries Ltd.		455	20,302
Dabur India Ltd.		4,234	29,288
Eicher Motors Ltd.		107	30,238
Havells India Ltd.		1,917	16,132
HCL Technologies Ltd.		8,932	73,837
Hero Motocorp Ltd.		787	27,414
Hindalco Industries Ltd.		10,128	26,646
Hindustan Petroleum Corp. Ltd.		4,856	15,790
Hindustan Unilever Ltd.		5,288	150,014
Housing Development Finance Corp. Ltd.		13,359	450,235
Infosys Ltd.		27,784	302,576
Lupin Ltd.		1,876	18,778
Mahindra & Mahindra Ltd.		5,963	47,168
Marico Ltd.		3,696	16,280
Nestle India Ltd.		180	38,585
Petronet LNG Ltd.		5,192	19,311
Pidilite Industries Ltd.		966	20,393
Piramal Enterprises Ltd.		830	17,882
Reliance Industries Ltd.		23,233	456,993
Shree Cement Ltd.		72	23,129
Tata Consultancy Services Ltd.		7,348	210,723
Tech Mahindra Ltd.		3,669	40,817
Titan Co. Ltd.		2,447	40,421
UPL Ltd.		4,254	31,213
Wipro Ltd.		9,051	30,022

TOTAL INDIA			2,595,654

Indonesia - 0.7%
PT Astra International Tbk		161,600	74,601
PT Bank Central Asia Tbk		80,200	189,514
PT Bank Mandiri (Persero) Tbk		149,500	81,746
PT Bank Negara Indonesia (Persero) Tbk		61,500	32,222
PT Bank Rakyat Indonesia Tbk		453,800	147,533
PT Barito Pacific Tbk (a)		210,500	20,066
PT Indah Kiat Pulp & Paper Tbk		23,200	11,374
PT Indofood Sukses Makmur Tbk		35,900	20,570
PT Jasa Marga Tbk		19,600	6,571
PT Kalbe Farma Tbk		167,800	17,504
PT Pabrik Kertas Tjiwi Kimia Tbk		11,900	7,894
PT Pakuwon Jati Tbk		117,900	4,475
PT Perusahaan Gas Negara Tbk Series B		91,200	11,303
PT Tambang Batubara Bukit Asam Tbk		31,000	4,980
PT Unilever Indonesia Tbk		61,000	35,431
PT United Tractors Tbk		14,200	19,843

TOTAL INDONESIA			685,627

Ireland - 0.6%
CRH PLC		6,380	239,549
DCC PLC (United Kingdom)		813	65,831
Kerry Group PLC Class A		1,268	162,144
Kingspan Group PLC (Ireland)		1,185	73,137

TOTAL IRELAND			540,661

Isle of Man - 0.0%
NEPI Rockcastle PLC		2,914	23,978
Israel - 0.2%
Bank Hapoalim BM (Reg.)		9,221	79,496
Bank Leumi le-Israel BM		11,994	86,650
Mizrahi Tefahot Bank Ltd.		1,078	29,462

TOTAL ISRAEL			195,608

Italy - 0.6%
Assicurazioni Generali SpA		8,838	172,462
Intesa Sanpaolo SpA		120,757	299,902
Snam Rete Gas SpA		16,399	87,972

TOTAL ITALY			560,336

Japan - 14.7%
AEON Co. Ltd.		5,300	108,404
AEON Financial Service Co. Ltd.		900	14,060
Agc, Inc.		1,500	50,562
Ajinomoto Co., Inc.		3,500	57,644
Ana Holdings, Inc.		900	28,111
Asahi Kasei Corp.		10,300	105,352
Astellas Pharma, Inc.		15,500	273,887
Benesse Holdings, Inc.		500	13,735
Bridgestone Corp.		4,600	162,928
Casio Computer Co. Ltd.		1,600	29,657
Central Japan Railway Co.		1,200	235,538
Chugai Pharmaceutical Co. Ltd.		1,800	184,372
CyberAgent, Inc.		800	31,879
Dai Nippon Printing Co. Ltd.		1,900	52,392
Daicel Chemical Industries Ltd.		2,000	18,933
Daifuku Co. Ltd.		800	48,169
Daikin Industries Ltd.		2,000	281,815
Daiwa House Industry Co. Ltd.		4,600	144,819
DENSO Corp.		3,500	143,578
East Japan Railway Co.		2,500	220,129
Eisai Co. Ltd.		2,100	158,259
Fast Retailing Co. Ltd.		500	268,938
Fujitsu Ltd.		1,600	169,172
Hino Motors Ltd.		2,300	21,537
Hirose Electric Co. Ltd.		300	37,209
Hitachi Chemical Co. Ltd.		800	33,491
Hitachi Construction Machinery Co. Ltd.		900	24,118
Hitachi High-Technologies Corp.		600	42,900
Hitachi Metals Ltd.		1,700	26,128
Honda Motor Co. Ltd.		13,300	340,153
Hulic Co. Ltd.		2,300	27,887
Idemitsu Kosan Co. Ltd.		10	250
INPEX Corp.		8,400	78,407
Japan Retail Fund Investment Corp.		21	44,936
JFE Holdings, Inc.		3,900	46,183
Kajima Corp.		3,600	45,671
Kansai Paint Co. Ltd.		1,400	33,513
Kao Corp.		3,900	311,053
Kawasaki Heavy Industries Ltd.		1,100	21,686
KDDI Corp.		14,300	432,133
Keio Corp.		800	45,760
Keyence Corp.		1,500	504,236
Kikkoman Corp.		1,200	58,149
Kobayashi Pharmaceutical Co. Ltd.		400	32,208
Komatsu Ltd.		7,600	168,044
Konami Holdings Corp.		800	30,982
Konica Minolta, Inc.		3,700	22,585
Kubota Corp.		8,600	134,673
Kuraray Co. Ltd.		2,600	31,253
Kurita Water Industries Ltd.		900	26,319
Kyocera Corp.		2,600	170,837
Kyushu Railway Co.		1,300	42,535
Lawson, Inc.		400	23,151
Marui Group Co. Ltd.		1,500	34,692
Mitsubishi Chemical Holdings Corp.		10,500	75,883
Mitsubishi Electric Corp.		14,900	206,591
Mitsubishi Estate Co. Ltd.		9,600	188,011
Mitsubishi Materials Corp.		1,000	25,151
Mitsubishi UFJ Lease & Finance Co. Ltd.		3,100	19,417
Mitsui Chemicals, Inc.		1,500	32,942
Mitsui Fudosan Co. Ltd.		7,300	193,344
Mizuho Financial Group, Inc.		195,700	290,210
Murata Manufacturing Co. Ltd.		4,700	266,090
Nabtesco Corp.		900	25,789
Nagoya Railroad Co. Ltd.		1,500	44,007
NEC Corp.		2,000	89,027
NGK Insulators Ltd.		2,048	34,338
NGK Spark Plug Co. Ltd.		1,200	21,086
Nikon Corp.		2,600	31,395
Nintendo Co. Ltd.		899	330,702
Nippon Express Co. Ltd.		600	31,265
Nippon Prologis REIT, Inc.		16	45,996
Nippon Yusen KK		1,300	20,701
Nissin Food Holdings Co. Ltd.		500	37,529
Nitori Holdings Co. Ltd.		700	108,781
Nitto Denko Corp.		1,300	72,265
NKSJ Holdings, Inc.		2,700	100,882
Nomura Real Estate Holdings, Inc.		1,000	24,626
Nomura Research Institute Ltd.		2,700	59,415
NSK Ltd.		2,900	24,189
NTT DOCOMO, Inc.		10,800	306,854
Obayashi Corp.		5,400	59,222
Odakyu Electric Railway Co. Ltd.		2,400	53,236
OMRON Corp.		1,600	91,624
Ono Pharmaceutical Co. Ltd.		3,200	73,686
Oriental Land Co. Ltd.		1,600	208,376
ORIX Corp.		10,800	182,439
Osaka Gas Co. Ltd.		3,000	50,766
Otsuka Corp.		900	35,095
Panasonic Corp.		18,100	179,878
Park24 Co. Ltd.		900	22,601
Rakuten, Inc.		6,800	52,458
Recruit Holdings Co. Ltd.		11,000	428,739
Resona Holdings, Inc.		17,300	71,343
Santen Pharmaceutical Co. Ltd.		2,900	54,087
Secom Co. Ltd.		1,700	149,180
Sega Sammy Holdings, Inc.		1,400	19,064
Sekisui Chemical Co. Ltd.		2,900	48,301
Sekisui House Ltd.		5,100	109,661
Seven & i Holdings Co. Ltd.		6,100	233,894
Sharp Corp.		1,700	23,061
Shimadzu Corp.		1,800	50,517
SHIMIZU Corp.		4,700	48,207
Shin-Etsu Chemical Co. Ltd.		3,000	343,091
Shiseido Co. Ltd.		3,300	212,456
Showa Denko K.K.		1,200	28,695
Sohgo Security Services Co., Ltd.		600	31,141
Sony Corp.		10,300	720,247
Stanley Electric Co. Ltd.		1,000	25,755
Sumitomo Chemical Co. Ltd.		12,000	50,990
Sumitomo Metal Mining Co. Ltd.		1,900	54,018
Sumitomo Mitsui Trust Holdings, Inc.		2,700	99,549
Sumitomo Rubber Industries Ltd.		1,300	14,284
Suntory Beverage & Food Ltd.		1,100	46,572
Sysmex Corp.		1,400	100,156
T&D Holdings, Inc.		4,400	46,901
Taisei Corp.		1,700	67,870
Takeda Pharmaceutical Co. Ltd.		12,200	468,522
Teijin Ltd.		1,400	25,030
Tobu Railway Co. Ltd.		1,500	52,840
Toho Co. Ltd.		900	33,155
Tokyo Electron Ltd.		1,300	285,930
Tokyo Gas Co. Ltd.		3,000	65,958
Tokyu Corp.		4,100	72,251
Toray Industries, Inc.		11,400	74,594
Toto Ltd.		1,200	48,761
Toyo Suisan Kaisha Ltd.		700	29,327
Toyoda Gosei Co. Ltd.		500	11,344
Unicharm Corp.		3,300	112,938
USS Co. Ltd.		1,700	30,854
West Japan Railway Co.		1,300	109,993
Yakult Honsha Co. Ltd.		1,000	50,295
Yamada Denki Co. Ltd.		5,100	25,705
Yamaha Corp.		1,200	61,304
Yamaha Motor Co. Ltd.		2,200	40,827
Yaskawa Electric Corp.		2,000	68,464
Yokogawa Electric Corp.		1,800	31,320

TOTAL JAPAN			14,188,070

Korea (South) - 1.2%
AMOREPACIFIC Corp.		234	36,093
AMOREPACIFIC Group, Inc.		243	14,485
BS Financial Group, Inc.		2,264	12,725
CJ CheilJedang Corp.		63	12,390
CJ Corp.		131	8,995
GS Engineering & Construction Corp.		539	12,464
GS Holdings Corp.		411	15,611
Hana Financial Group, Inc.		2,382	65,599
Hankook Tire Co. Ltd.		652	15,505
Hanwha Solutions Corp.		929	12,844
Hyundai Fire & Marine Insurance Co. Ltd.		522	9,543
Hyundai Robotics Co. Ltd.		78	17,689
KB Financial Group, Inc.		3,262	119,577
Korea Gas Corp.		272	7,345
LG Chemical Ltd.		386	107,258
LG Corp.		753	44,097
LG Display Co. Ltd. (a)		1,885	23,794
LG Electronics, Inc.		848	46,080
LG Household & Health Care Ltd.		79	82,341
LG Innotek Co. Ltd.		115	14,282
Lotte Chemical Corp.		138	21,571
Lotte Confectionery Co. Ltd.		197	5,760
Oci Co. Ltd.		189	8,695
S-Oil Corp.		361	22,649
Samsung Card Co. Ltd.		270	8,534
Samsung Fire & Marine Insurance Co. Ltd.		244	42,811
Samsung SDI Co. Ltd.		452	102,535
Shinhan Financial Group Co. Ltd.		3,700	120,324
SK C&C Co. Ltd.		278	54,158
SK Energy Co. Ltd.		441	47,299
SK Telecom Co. Ltd.		158	30,162
Woongjin Coway Co. Ltd.		413	30,197
Yuhan Corp.		84	15,186

TOTAL KOREA (SOUTH)			1,188,598

Luxembourg - 0.2%
Globant SA (a)		271	33,252
Millicom International Cellular SA (depository receipt)		783	37,040
SES SA (France) (depositary receipt)		2,889	35,581
Tenaris SA		3,789	39,158

TOTAL LUXEMBOURG			145,031

Malaysia - 0.7%
AMMB Holdings Bhd		11,600	10,440
Axiata Group Bhd		22,604	23,620
Bumiputra-Commerce Holdings Bhd		39,352	47,214
DiGi.com Bhd		25,300	25,987
Fraser & Neave Holdings BHD		1,300	10,424
Hap Seng Consolidated Bhd		5,600	13,130
Hartalega Holdings Bhd		12,400	17,886
Hong Leong Bank Bhd		4,900	19,068
IHH Healthcare Bhd		18,100	25,079
Malayan Banking Bhd		31,587	64,856
Malaysia Airports Holdings Bhd		8,300	13,599
Maxis Bhd		19,300	24,887
MISC Bhd		9,200	17,195
Nestle (Malaysia) BHD		500	17,583
Petronas Dagangan Bhd		2,500	13,350
PPB Group Bhd		4,200	19,038
Press Metal Bhd		11,800	13,993
Public Bank Bhd		25,400	114,919
RHB Capital Bhd		13,400	18,373
Sime Darby Bhd		24,100	12,775
Telekom Malaysia Bhd		9,400	8,832
Tenaga Nasional Bhd		25,000	75,718
Top Glove Corp. Bhd		12,900	18,381
Westports Holdings Bhd		7,300	7,010
YTL Corp. Bhd		27,480	5,987

TOTAL MALAYSIA			639,344

Mexico - 0.4%
Alfa SA de CV Series A		25,600	19,157
Alsea S.A.B. de CV (a)		4,000	9,687
CEMEX S.A.B. de CV unit		123,000	49,472
Coca-Cola FEMSA S.A.B. de CV unit		4,500	27,373
Embotelladoras Arca S.A.B. de CV		3,200	18,122
Fomento Economico Mexicano S.A.B. de CV unit		15,900	143,361
Gruma S.A.B. de CV Series B		1,765	18,756
Grupo Aeroportuario del Sureste S.A.B. de CV Series B		1,730	33,241
Grupo Bimbo S.A.B. de CV Series A		13,400	23,977
Industrias Penoles SA de CV		1,185	12,378
Infraestructura Energetica Nova S.A.B. de CV		4,400	20,669
Kimberly-Clark de Mexico SA de CV Series A		12,400	25,574

TOTAL MEXICO			401,767

Multi-National - 0.0%
HKT Trust/HKT Ltd. unit		30,000	44,782
Netherlands - 3.9%
AEGON NV		14,329	58,031
Akzo Nobel NV		1,870	176,906
ASML Holding NV (Netherlands)		3,460	971,005
CNH Industrial NV		8,310	79,481
EXOR NV		890	65,777
ING Groep NV (Certificaten Van Aandelen)		31,850	345,802
Koninklijke Ahold Delhaize NV		9,662	237,120
Koninklijke DSM NV		1,480	180,124
Koninklijke KPN NV		29,520	82,710
Koninklijke Philips Electronics NV		7,357	336,932
NN Group NV		2,547	88,697
QIAGEN NV (Germany) (a)		1,873	62,650
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit		1,136	154,461
Unilever NV		11,950	697,309
Vopak NV		570	30,584
Wolters Kluwer NV		2,295	172,875

TOTAL NETHERLANDS			3,740,464

New Zealand - 0.1%
Auckland International Airport Ltd.		7,620	42,414
Fletcher Building Ltd.		6,836	24,399
Meridian Energy Ltd.		10,150	34,880
Ryman Healthcare Group Ltd.		3,153	33,427

TOTAL NEW ZEALAND			135,120

Norway - 0.5%
Aker Bp ASA		861	24,450
Equinor ASA		8,218	149,342
Marine Harvest ASA		3,587	85,873
Norsk Hydro ASA		10,808	34,088
Orkla ASA		5,842	56,528
Schibsted ASA (B Shares)		804	22,902
Telenor ASA		5,955	108,088

TOTAL NORWAY			481,271

Philippines - 0.3%
Aboitiz Equity Ventures, Inc.		14,347	13,802
Aboitiz Power Corp.		9,600	6,007
Bank of the Philippine Islands (BPI)		7,452	11,891
BDO Unibank, Inc.		15,690	45,387
Globe Telecom, Inc.		245	8,956
JG Summit Holdings, Inc.		22,900	31,293
Manila Electric Co.		2,050	10,150
Metropolitan Bank & Trust Co.		14,857	16,667
SM Investments Corp.		1,925	36,468
SM Prime Holdings, Inc.		80,000	60,755

TOTAL PHILIPPINES			241,376

Poland - 0.3%
Bank Millennium SA (a)		5,512	8,450
Bank Polska Kasa Opieki SA		1,440	36,787
Bank Zachodni WBK SA		293	21,658
BRE Bank SA (a)		130	12,455
Grupa Lotos SA		762	15,132
KGHM Polska Miedz SA (Bearer) (a)		1,139	26,810
NG2 SA		169	4,229
Orange Polska SA (a)		5,495	9,935
Polish Oil & Gas Co. SA		15,213	14,127
Polski Koncern Naftowy Orlen SA		2,395	46,768
Powszechny Zaklad Ubezpieczen SA		4,905	50,917

TOTAL POLAND			247,268

Portugal - 0.2%
Energias de Portugal SA		21,562	108,184
Galp Energia SGPS SA Class B		4,029	60,880
Jeronimo Martins SGPS SA		2,017	34,773

TOTAL PORTUGAL			203,837

Qatar - 0.2%
Ooredoo Qsc (a)		5,442	10,358
Qatar National Bank SAQ		36,834	206,780
The Commercial Bank of Qatar		15,776	20,798

TOTAL QATAR			237,936

Russia - 0.6%
Inter Rao Ues JSC		295,000	26,691
Lukoil PJSC		3,208	328,665
NOVATEK OAO GDR (Reg. S)		736	132,480
Novolipetsk Steel OJSC		10,080	21,756
PhosAgro OJSC GDR (Reg. S)		730	9,264
Polyus PJSC		219	26,766

TOTAL RUSSIA			545,622

Saudi Arabia - 0.3%
Almarai Co. Ltd.		1,972	24,965
Banque Saudi Fransi		4,314	42,657
SABIC		6,183	144,193
Saudi Arabian Mining Co. (a)		3,445	39,390

TOTAL SAUDI ARABIA			251,205

Singapore - 1.1%
Ascendas Real Estate Investment Trust		24,356	56,080
BOC Aviation Ltd. Class A (c)		1,800	16,595
CapitaCommercial Trust (REIT)		21,981	33,081
CapitaLand Ltd.		20,400	53,758
CapitaMall Trust		21,300	39,161
City Developments Ltd.		3,700	28,517
DBS Group Holdings Ltd.		14,700	270,790
Jardine Cycle & Carriage Ltd.		900	19,136
Keppel Corp. Ltd.		11,600	56,380
Oversea-Chinese Banking Corp. Ltd.		26,562	209,019
Singapore Airlines Ltd.		4,600	28,677
Singapore Exchange Ltd.		6,500	41,238
Singapore Press Holdings Ltd.		14,600	21,453
Singapore Telecommunications Ltd.		66,900	160,979
UOL Group Ltd.		3,800	22,074

TOTAL SINGAPORE			1,056,938

South Africa - 1.9%
Absa Group Ltd.		5,777	52,903
Anglo American Platinum Ltd.		422	33,727
Aspen Pharmacare Holdings Ltd. (a)		3,125	24,161
Bidcorp Ltd.		2,643	58,509
Bidvest Group Ltd.		2,335	32,205
Clicks Group Ltd.		2,071	33,708
Exxaro Resources Ltd.		2,027	16,446
FirstRand Ltd.		27,811	107,104
Fortress (REIT) Ltd. Class A		9,770	12,010
Foschini Ltd.		1,943	17,840
Gold Fields Ltd.		6,550	42,403
Growthpoint Properties Ltd.		22,667	31,852
Investec Ltd.		2,345	13,132
Kumba Iron Ore Ltd.		540	12,576
Liberty Holdings Ltd.		1,281	9,013
Life Healthcare Group Holdings Ltd.		11,304	18,859
MMI Holdings Ltd.		7,965	10,609
Mr Price Group Ltd.		2,064	23,395
MTN Group Ltd.		14,021	75,474
MultiChoice Group Ltd. (a)		3,527	25,091
Naspers Ltd. Class N		3,580	580,664
Nedbank Group Ltd.		3,007	39,211
Northam Platinum Ltd. (a)		2,786	23,332
Old Mutual Ltd.		37,981	43,780
Old Mutual Ltd.		29	34
Pick 'n Pay Stores Ltd.		3,252	14,073
PSG Group Ltd.		1,249	17,830
Redefine Properties Ltd.		44,595	21,364
Remgro Ltd.		4,225	51,375
RMB Holdings Ltd.		6,284	30,870
Sanlam Ltd.		14,870	73,238
Sasol Ltd.		4,600	73,076
Shoprite Holdings Ltd.		3,784	29,514
Spar Group Ltd.		1,571	20,068
Standard Bank Group Ltd.		10,698	112,251
Vodacom Group Ltd.		5,414	42,295
Woolworths Holdings Ltd.		8,545	25,267

TOTAL SOUTH AFRICA			1,849,259

Spain - 2.4%
Amadeus IT Holding SA Class A		3,517	276,235
Banco Bilbao Vizcaya Argentaria SA		54,498	282,114
Banco de Sabadell SA		44,822	40,464
Bankinter SA		5,440	35,319
CaixaBank SA		29,543	86,347
Enagas SA		1,985	53,540
Ferrovial SA		4,014	127,586
Gas Natural SDG SA		2,391	63,111
Iberdrola SA		50,758	555,613
Inditex SA		8,863	298,037
Red Electrica Corporacion SA		3,444	68,902
Repsol SA		11,989	165,002
Telefonica SA		38,348	259,375

TOTAL SPAIN			2,311,645

Sweden - 2.1%
ASSA ABLOY AB (B Shares)		8,158	193,641
Atlas Copco AB:
(A Shares)		5,832	207,184
(B Shares)		2,765	86,165
Boliden AB		2,174	51,782
Electrolux AB (B Shares)		1,806	42,904
Essity AB Class B		4,920	156,387
H&M Hennes & Mauritz AB (B Shares)		6,542	143,828
Husqvarna AB (B Shares)		3,404	25,713
ICA Gruppen AB		707	31,124
Investor AB (B Shares)		3,714	203,776
Kinnevik AB (B Shares)		1,927	46,599
Lundbergfoeretagen AB		604	26,263
Sandvik AB		9,250	169,254
Skandinaviska Enskilda Banken AB (A Shares)		13,326	131,836
Skanska AB (B Shares)		2,808	65,045
SKF AB (B Shares)		3,023	55,487
Svenska Handelsbanken AB (A Shares)		12,663	124,062
Swedbank AB (A Shares)		7,534	116,020
Tele2 AB (B Shares)		4,123	62,272
Telia Co. AB		22,512	96,461

TOTAL SWEDEN			2,035,803

Switzerland - 5.3%
ABB Ltd. (Reg.)		15,017	349,625
Adecco SA (Reg.)		1,237	72,818
Alcon, Inc. (Switzerland) (a)		3,370	199,219
Clariant AG (Reg.)		1,617	36,480
Coca-Cola HBC AG		1,578	58,053
Compagnie Financiere Richemont SA Series A		4,250	308,647
Galenica AG		366	67,637
Givaudan SA		75	247,612
Kuehne & Nagel International AG		427	69,157
LafargeHolcim Ltd. (Reg.)		12	612
Lindt & Spruengli AG		1	93,335
Lindt & Spruengli AG (participation certificate)		11	92,333
Lonza Group AG		611	251,327
Roche Holding AG (participation certificate)		5,723	1,919,887
SGS SA (Reg.)		42	121,701
Sika AG		1,041	187,514
Sonova Holding AG Class B		453	113,720
Swiss Re Ltd.		2,393	270,803
Swisscom AG		205	112,716
Zurich Insurance Group Ltd.		1,210	503,371

TOTAL SWITZERLAND			5,076,567

Taiwan - 4.0%
Acer, Inc.		27,000	14,850
Advantech Co. Ltd.		3,000	28,457
ASE Technology Holding Co. Ltd.		28,000	67,193
AU Optronics Corp.		71,000	23,424
Catcher Technology Co. Ltd.		5,000	39,378
Cathay Financial Holding Co. Ltd.		64,547	85,919
Cheng Shin Rubber Industry Co. Ltd.		17,000	21,893
Chicony Electronics Co. Ltd.		10	28
China Airlines Ltd.		16,000	4,207
China Steel Corp.		94,000	71,232
Chinatrust Financial Holding Co. Ltd.		152,000	109,638
Chunghwa Telecom Co. Ltd.		31,000	110,143
Delta Electronics, Inc.		16,000	74,346
E.SUN Financial Holdings Co. Ltd.		85,473	78,527
EVA Airways Corp.		15,072	6,027
Evergreen Marine Corp. (Taiwan) (a)		16,894	6,462
Far Eastern Textile Ltd.		26,000	23,971
Far EasTone Telecommunications Co. Ltd.		13,000	29,285
First Financial Holding Co. Ltd.		81,863	63,358
Fubon Financial Holding Co. Ltd.		54,000	79,640
Giant Manufacturing Co. Ltd.		3,000	17,569
HIWIN Technologies Corp.		2,095	20,731
Hotai Motor Co. Ltd.		2,000	40,571
Hua Nan Financial Holdings Co. Ltd.		62,180	44,071
Innolux Corp.		70,000	20,013
Inventec Corp.		22,000	16,471
Lite-On Technology Corp.		17,000	26,192
MediaTek, Inc.		12,000	150,994
Nan Ya Plastics Corp.		42,000	95,733
President Chain Store Corp.		5,000	48,921
Quanta Computer, Inc.		22,000	44,422
Ruentex Development Co. Ltd.		4,400	6,113
Sinopac Holdings Co.		84,720	35,734
Standard Foods Corp.		3,040	6,893
Taishin Financial Holdings Co. Ltd.		75,742	35,106
Taiwan Business Bank		43,734	17,665
Taiwan High Speed Rail Corp.		16,000	18,914
Taiwan Mobile Co. Ltd.		13,000	45,745
Taiwan Semiconductor Manufacturing Co. Ltd.		200,000	2,051,501
Tatung Co. Ltd. (a)		14,000	8,951
Unified-President Enterprises Corp.		39,000	92,405
United Microelectronics Corp.		89,000	43,207
Wistron Corp.		23,264	20,619
Yuanta Financial Holding Co. Ltd.		79,000	50,878

TOTAL TAIWAN			3,897,397

Thailand - 0.8%
Advanced Info Service PCL (For. Reg.)		9,400	61,132
Airports of Thailand PCL (For. Reg.)		34,900	78,552
Bangkok Dusit Medical Services PCL (For. Reg.)		73,400	58,386
Banpu PCL (For. Reg.)		31,600	10,194
BTS Group Holdings PCL:
(For. Reg.)		48,933	19,375
warrants (a)		4,893	82
Bumrungrad Hospital PCL (For. Reg.)		3,600	15,397
C.P. ALL PCL (For. Reg.)		49,800	112,626
Central Pattana PCL (For. Reg.)		18,800	36,436
Electricity Generating PCL (For. Reg.)		2,500	24,337
Energy Absolute PCL		14,600	20,126
Home Product Center PCL (For. Reg.)		47,000	21,928
Indorama Ventures PCL (For. Reg.)		16,000	14,276
IRPC PCL (For. Reg.)		81,100	7,408
Kasikornbank PCL		3,000	13,424
Kasikornbank PCL (For. Reg.)		10,900	48,949
Land & House PCL (For. Reg.)		68,200	20,225
Minor International PCL:
warrants 9/30/21 (a)		530	36
(For. Reg.)		23,000	22,595
Muangthai Leasing PCL		4,600	9,520
PTT Global Chemical PCL (For. Reg.)		17,700	27,515
Siam Cement PCL (For. Reg.)		6,200	70,841
Siam Commercial Bank PCL (For. Reg.)		7,500	23,404
Thai Oil PCL (For. Reg.)		9,400	15,518
TMB Bank PCL (For. Reg.)		186,544	8,394
True Corp. PCL (For. Reg.)		82,100	9,817

TOTAL THAILAND			750,493

Turkey - 0.0%
Arcelik A/S (a)		1,867	6,520
Koc Holding A/S		5,386	17,585
Turkcell Iletisim Hizmet A/S		9,318	21,953

TOTAL TURKEY			46,058

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC		22,372	46,595
DP World Ltd.		1,373	19,222
Dubai Islamic Bank Pakistan Ltd. (a)		13,270	20,629
National Bank of Abu Dhabi PJSC		22,928	96,630

TOTAL UNITED ARAB EMIRATES			183,076

United Kingdom - 7.4%
3i Group PLC		7,954	116,008
Associated British Foods PLC		2,892	100,284
Aviva PLC		31,975	167,565
Barratt Developments PLC		8,352	88,539
Berkeley Group Holdings PLC		948	65,596
British Land Co. PLC		6,994	51,150
BT Group PLC		68,676	145,933
Burberry Group PLC		3,366	86,807
Coca-Cola European Partners PLC		1,919	100,959
Compass Group PLC		12,908	319,115
Croda International PLC		1,055	69,433
easyJet PLC		1,270	23,361
GlaxoSmithKline PLC		40,648	954,392
Informa PLC		10,279	105,167
InterContinental Hotel Group PLC		1,415	87,158
Intertek Group PLC		1,319	100,324
ITV PLC		28,763	51,427
J Sainsbury PLC		14,040	37,525
Johnson Matthey PLC		1,533	52,734
Kingfisher PLC		16,802	45,109
Legal & General Group PLC		48,642	196,228
London Stock Exchange Group PLC		2,562	264,759
Marks & Spencer Group PLC		15,601	36,178
Meggitt PLC		6,094	54,366
Mondi PLC		2,001	40,850
Mondi PLC		2,041	41,405
National Grid PLC		28,532	378,950
Next PLC		1,088	99,018
NMC Health PLC		987	16,839
Pearson PLC		6,211	46,358
Prudential PLC		21,172	376,446
Reckitt Benckiser Group PLC		5,756	476,444
RELX PLC (London Stock Exchange)		15,799	419,964
Rentokil Initial PLC		15,071	92,939
RSA Insurance Group PLC		8,137	59,140
Schroders PLC		980	41,579
Scottish & Southern Energy PLC		8,329	165,912
Segro PLC		8,853	106,453
Smith & Nephew PLC		7,117	171,242
Spirax-Sarco Engineering PLC		603	71,027
Standard Chartered PLC (United Kingdom)		22,221	185,153
Standard Life PLC		19,739	78,587
Taylor Wimpey PLC		27,053	76,841
Tesco PLC		79,674	259,141
Unilever PLC		9,028	538,533
Whitbread PLC		1,062	62,686
WM Morrison Supermarkets PLC		19,010	45,674

TOTAL UNITED KINGDOM			7,171,298

United States of America - 0.0%
Ovintiv, Inc.		2,083	32,455
TOTAL COMMON STOCKS
(Cost $85,921,657)			89,396,290

Nonconvertible Preferred Stocks - 1.1%
Brazil - 0.8%
Banco Bradesco SA (PN)		33,064	253,929
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)		1,300	25,826
Companhia Energetica de Minas Gerais (CEMIG) (PN)		7,530	26,286
Itau Unibanco Holding SA		39,650	303,861
Itausa-Investimentos Itau SA (PN)		36,632	110,000
Telefonica Brasil SA		3,500	48,537

TOTAL BRAZIL			768,439

Chile - 0.0%
Embotelladora Andina SA Class B		2,423	6,327
Sociedad Quimica y Minera de Chile SA (PN-B)		916	25,524

TOTAL CHILE			31,851

Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)		582	32,532
Henkel AG & Co. KGaA		1,530	156,008
Sartorius AG (non-vtg.)		291	67,968

TOTAL GERMANY			256,508

Korea (South) - 0.0%
AMOREPACIFIC Corp.		122	8,436
LG Chemical Ltd.		50	7,433
LG Household & Health Care Ltd.		13	8,203

TOTAL KOREA (SOUTH)			24,072

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $1,174,875)			1,080,870
		Principal Amount	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
Britannia Industries Ltd. 8% 8/28/22
(Cost $1)	INR	270	1

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.82% 3/19/20(d)
(Cost $79,811)		80,000	79,848
		Shares	Value

Money Market Funds - 5.3%
Fidelity Cash Central Fund 1.58% (e)		5,115,446	5,116,469
Fidelity Securities Lending Cash Central Fund 1.59% (e)(f)		19,118	19,120
TOTAL MONEY MARKET FUNDS
(Cost $5,135,589)			5,135,589
TOTAL INVESTMENT IN SECURITIES - 99.1%
(Cost $92,311,933)			95,692,598
NET OTHER ASSETS (LIABILITIES) - 0.9%(g)			841,326
NET ASSETS - 100%			$96,533,924

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	39	March 2020	$3,854,175	$(100,737)	$(100,737)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	30	March 2020	1,575,150	(85,879)	(85,879)
TME S&P/TSX 60 Index Contracts (Canada)	3	March 2020	467,659	999	999
TOTAL FUTURES CONTRACTS					$(185,617)

The notional amount of futures purchased as a percentage of Net Assets is 6.1%

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $292,904 or 0.3% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $79,878.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

 (g) Includes $169,542 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$15,235
Fidelity Securities Lending Cash Central Fund	817
Total	$16,052

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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